SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE (Details) - shares	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	10,280,235,000		8,471,310,904		9,749,983,678		8,332,973,619
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	8,732,725,692	[1]	7,318,548,198	[1]	8,222,270,100	[2]	7,156,913,024	[2]
Unexercised Common Stock Purchase Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	807,024,518	[1]	1,047,024,518	[1]	1,107,024,518	[2]	1,047,024,518	[2]
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	72,738,215	[1]	11,025,635	[1]	41,132,251	[2]	13,359,707	[2]
Promissory Note Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	667,746,575	[1]	94,712,553	[1]	379,556,809	[2]	115,676,370	[2]

[1]	The potentially dilutive shares included in the above table are limited whereby the conversion or exercise cannot result in the beneficial owner holding more than 4.99% of the then outstanding shares of common stock subsequent to any conversion or exercise. These shares were excluded from the diluted per share calculation because the effect of including these potential shares was anti-dilutive due to the Company’s net loss position.
[2]	The potentially dilutive shares included in the above table are limited whereby the conversion or exercise cannot result in the beneficial owner holding more than 4.99% of the then outstanding shares of common stock subsequent to any conversion or exercise. These shares were excluded from the diluted per share calculation because the effect of including these potential shares was anti-dilutive due to the Company’s net loss position.